Summary of Significant Accounting Policies - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loan receivables	¥ 21,787	¥ 31,273
Minimum
Debt instrument term	30 days
Maximum
Debt instrument term	5 years